Note 13 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revaluations, goodwill	$ 3,597
Impairment loss recognised in profit or loss, goodwill	$ 11,092
Goodwill, measurement input, discount rate for next year	12.10%
Goodwill, measurement input, discount rate after next year	15.10%
Adjustments for impairment loss recognised in profit or loss, goodwill	$ 11,092
Revaluation increase (decrease), intangible assets other than goodwill	3,600
Aevitas O Holdings Limited [Member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill	$ 0
Goodwill, measurement input, discount rate	9.20%	8.30%
VivoPower Pty Limited [Member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 10,500
Three Philippine-based controlled entities [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 600